Loss Per Common Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Basic
Net loss	$ (354)	$ (1)	$ (1,580)	$ (2,141)	$ (11,006)	$ (4,574)
Less: Accretion of discount on preferred stock	(18)	(17)	(54)	(50)	(67)	(64)
Dividends on preferred stock	(96)	(96)	(285)	(285)	(380)	(380)
Net loss available to common shareholders	(468)	(114)	(1,919)	(2,476)	(11,453)	(5,018)
Weighted-average common shares outstanding for basic earnings per share	1,245,267	1,245,267	1,245,267	1,245,267	1,245,267	1,245,267
Basic loss per share	$ (0.38)	$ (0.09)	$ (1.54)	$ (1.99)	$ (9.20)	$ (4.03)
Diluted
Net loss	(354)	(1)	(1,580)	(2,141)	(11,006)	(4,574)
Less: Accretion of discount on preferred stock	(18)	(17)	(54)	(50)	(67)	(64)
Dividends on preferred stock	(96)	(96)	(285)	(285)	(380)	(380)
Net loss available to common shareholders	$ (468)	$ (114)	$ (1,919)	$ (2,476)	$ (11,453)	$ (5,018)
Weighted-average common shares outstanding for basic earnings per share	1,245,267	1,245,267	1,245,267	1,245,267	1,245,267	1,245,267
Add dilutive effects of assumed exercise of stock options					360
Average shares and dilutive potential common shares	1,245,267	1,245,267	1,245,267	1,245,267	1,245,627	1,245,267
Diluted loss per share	$ (0.38)	$ (0.09)	$ (1.54)	$ (1.99)	$ (9.20)	$ (4.03)